Defined benefit plans (Detail 7) - Swiss defined benefit plans	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	0.92%	1.48%
Rate of salary increase	2.80%	2.36%
Rate of pension increase	0.00%	0.00%
Rate of interest credit on retirement savings	2.02%	2.54%